Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,361,040.07

Principal:
Principal Collections	$23,760,730.75
Prepayments in Full	$14,166,106.77
Liquidation Proceeds	$465,770.09
Recoveries	$21,643.06
Sub Total	$38,414,250.67
Collections	$41,775,290.74

Purchase Amounts:
Purchase Amounts Related to Principal	$329,142.61
Purchase Amounts Related to Interest	$1,553.76
Sub Total	$330,696.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,105,987.11

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,105,987.11
Servicing Fee	$805,980.19	$805,980.19	$0.00	$0.00	$41,300,006.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,300,006.92
Interest - Class A-2 Notes	$89,578.68	$89,578.68	$0.00	$0.00	$41,210,428.24
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$40,947,118.24
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$40,845,183.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,845,183.24
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$40,788,575.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,788,575.41
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$40,746,421.08
Third Priority Principal Payment	$1,141,353.23	$1,141,353.23	$0.00	$0.00	$39,605,067.85
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$39,548,208.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,548,208.52
Regular Principal Payment	$35,697,432.02	$35,697,432.02	$0.00	$0.00	$3,850,776.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,850,776.50
Residuel Released to Depositor	$0.00	$3,850,776.50	$0.00	$0.00	$0.00
Total		$42,105,987.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,141,353.23
Regular Principal Payment					$35,697,432.02
Total					$36,838,785.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,838,785.25	$78.87	$89,578.68	$0.19	$36,928,363.93	$79.06
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$36,838,785.25	$24.56	$610,445.17	$0.41	$37,449,230.42	$24.97

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$238,876,486.45	0.5114033	$202,037,701.20	0.4325363
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$923,606,486.45	0.6158485	$886,767,701.20	0.5912849

Pool Information
Weighted Average APR	4.100%	4.088%
Weighted Average Remaining Term	45.85	45.02
Number of Receivables Outstanding	50,102	48,980
Pool Balance	$967,176,232.91	$928,161,844.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$930,479,134.29	$893,055,133.22
Pool Factor	0.6333836	0.6078339

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$13,922,427.67
Yield Supplement Overcollateralization Amount	$35,106,711.37
Targeted Overcollateralization Amount	$41,394,143.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,394,143.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$292,638.10
(Recoveries)		31	$21,643.06
Net Losses for Current Collection Period			$270,995.04
Cumulative Net Losses Last Collection Period			$2,241,834.44
Cumulative Net Losses for all Collection Periods			$2,512,829.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.25%	544	$11,627,419.85
61-90 Days Delinquent	0.10%	43	$920,598.80
91-120 Days Delinquent	0.04%	14	$404,250.76
Over 120 Days Delinquent	0.04%	12	$354,648.87
Total Delinquent Receivables	1.43%	613	$13,306,918.28

Repossession Inventory:
Repossessed in the Current Collection Period		37	$984,080.59
Total Repossessed Inventory		49	$1,374,009.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4676%
Preceding Collection Period			0.3399%
Current Collection Period			0.3432%
Three Month Average			0.3836%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1207%
Preceding Collection Period			0.1477%
Current Collection Period			0.1409%
Three Month Average			0.1364%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer